UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21507

Wells Fargo Global Dividend Opportunity Fund

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: October 31

Registrant is making a filing for Wells Fargo Global Dividend Opportunity Fund.

Date of reporting period: January 31, 2017

ITEM 1.	INVESTMENTS

Wells Fargo Global Dividend Opportunity Fund	Portfolio of investments — January 31, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 69.45%
Canada : 0.46%
Algonquin Power & Utilities Corporation (Utilities, Independent Power & Renewable Electricity Producers)	150,000	$1,303,746

France : 0.28%
Veolia Environnement SA (Utilities, Multi-Utilities)	46,900	797,146

Germany : 3.50%
Deutsche Post AG (Industrials, Air Freight & Logistics)	300,000	10,024,775

Italy : 14.50%
Assicurazioni Generali SpA (Financials, Insurance)	200,000	3,182,365
Enel SpA (Utilities, Electric Utilities)	3,750,000	15,641,952
Eni SpA (Energy, Oil, Gas & Consumable Fuels)	50,000	766,985
Hera SpA (Utilities, Multi-Utilities)	2,000,000	4,659,121
Poste Italiane SpA (Financials, Insurance)	1,000,000	6,277,291
Terna SpA (Utilities, Electric Utilities)	2,500,000	10,951,525
		41,479,239

Spain : 10.13%
Enagas SA (Energy, Oil, Gas & Consumable Fuels)	600,000	14,702,787
Red Electrica Corporacion SA (Utilities, Electric Utilities)	800,000	14,275,305
		28,978,092

Taiwan : 4.97%
Chunghwa Telecom Company Limited ADR (Telecommunication Services, Diversified Telecommunication Services)	450,000	14,202,000

United Kingdom : 5.37%
Pennon Group plc (Utilities, Water Utilities)	100,000	997,593
Severn Trent plc (Utilities, Water Utilities)	250,000	7,139,146
SSE plc (Utilities, Electric Utilities)	200,000	3,746,322
United Utilities Group plc (Utilities, Water Utilities)	300,000	3,460,756
		15,343,817

United States : 30.24%
American Electric Power Company Incorporated (Utilities, Electric Utilities)	158,964	10,183,234
Armada Hoffler Properties Incorporated (Real Estate, Equity REITs)	10,000	137,800
Bluerock Residential Growth REIT Incorporated (Real Estate, Equity REITs)	60,000	1,462,200
CenturyLink Incorporated (Telecommunication Services, Diversified Telecommunication Services)	219	5,663
Chatham Lodging Trust (Real Estate, Equity REITs)	512,000	10,311,680
Chimera Investment Corporation (Financials, Mortgage REITs)	25,000	639,000
CME Group Incorporated (Financials, Capital Markets)	125,000	15,135,000
CorEnergy Infrastructure Trust Incorporated (Real Estate, Equity REITs)	18,000	646,200
Edison International (Utilities, Electric Utilities)	100,000	7,288,000
Equinix Incorporated (Real Estate, Equity REITs)	2,427	934,346
Hersha Hospitality Trust (Real Estate, Equity REITs)	10,000	229,000
Landmark Infrastructure Partners LP (Real Estate, Real Estate Management & Development)	10,000	154,500
Newtek Business Services Corporation (Financials, Capital Markets)	30,000	463,500
PG&E Corporation (Utilities, Electric Utilities)	120,000	7,426,800
Physicians Realty Trust (Real Estate, Equity REITs)	100,000	1,855,000
PNM Resources Incorporated (Utilities, Electric Utilities)	100,000	3,440,000
PS Business Parks Incorporated (Real Estate, Equity REITs)	10,000	222,400
SCANA Corporation (Utilities, Multi-Utilities)	50,000	3,435,000
Shenandoah Telecommunications Company (Telecommunication Services, Wireless Telecommunication Services)	350,000	9,537,500
Spark Energy Incorporated Class A (Utilities, Electric Utilities)	201,700	5,213,945
Summit Hotel Properties Incorporated (Real Estate, Equity REITs)	180,000	2,849,400

1

Portfolio of investments — January 31, 2017 (unaudited)	Wells Fargo Global Dividend Opportunity Fund

Security name			Shares	Value
United States (continued)
Verizon Communications Incorporated (Telecommunication Services, Diversified Telecommunication Services)			100,000	$4,901,000
				86,471,168

Total Common Stocks (Cost $185,031,436)				198,599,983

	Interest rate	Maturity date	Principal
Convertible Debentures : 0.00%
United States : 0.00%
Energy & Exploration Partners Incorporated (Energy, Oil, Gas & Consumable Fuels)(i)(s)144A	8.00%	7-1-2019	$5,000,000	500

Total Convertible Debentures (Cost $5,000,000)				500

Corporate Bonds and Notes : 1.08%
United States : 1.08%
BreitBurn Energy Partners LP (Energy, Oil, Gas & Consumable Fuels) (s)	8.63	10-15-2020	4,180,000	3,093,200

Total Corporate Bonds and Notes (Cost $3,599,855)				3,093,200

	Dividend yield		Shares
Preferred Stocks : 20.53%
Canada : 1.53%
Just Energy Group Incorporated (Utilities, Multi-Utilities) ±%%	2.00		175,000	4,375,000

Marshall Islands : 7.62%
Diana Shipping Incorporated (Industrials, Marine)	8.50		150,000	3,496,500
Navios Maritime Holdings Incorporated (Industrials, Marine)	8.63		59,000	708,000
Safe Bulkers Incorporated (Industrials, Marine)	8.00		50,000	844,500
Scorpio Bulkers Incorporated (Industrials, Marine)	7.50		105,000	2,470,650
Scorpio Tankers Incorporated (Energy, Oil, Gas & Consumable Fuels)	6.75		40,000	934,800
Scorpio Tankers Incorporated (Energy, Oil, Gas & Consumable Fuels)	7.50		223,707	5,662,024
Seaspan Corporation (Industrials, Marine)	6.38		213,600	5,399,808
Seaspan Corporation Series E (Industrials, Marine)	8.25		68,255	1,603,993
Seaspan Corporation Series H (Industrials, Marine)	7.88		30,000	661,200
				21,781,475

Monaco : 0.22%
GasLog Limited Series A (Energy, Oil, Gas & Consumable Fuels)	8.75		25,000	626,250

United States : 11.16%
Arlington Asset Investment Corporation (Financials, Capital Markets)	6.63		100,040	2,364,945
Arlington Asset Investment Corporation (Financials, Capital Markets)	6.75		3,000	70,470
Ashford Hospitality Prime Incorporated (Real Estate, Equity REITs)	5.50		11,000	240,020
Ashford Hospitality Trust Incorporated (Real Estate, Equity REITs)	7.38		20,000	468,000
Ashford Hospitality Trust Incorporated (Real Estate, Equity REITs)	7.38		74,736	1,785,443
Aspen Insurance Holdings Limited (Financials, Insurance)	5.63		53,000	1,219,000
Axis Capital Holdings Incorporated (Financials, Insurance)	5.50		20,000	450,800
B Riley Financial Incorporated (Financials, Capital Markets)	7.50		100,000	2,578,130
Capital One Financial Corporation (Financials, Consumer Finance)	6.00		50,000	1,269,500
City Office REIT Incorporated (Real Estate, Equity REITs)	6.63		50,000	1,260,000
Dominion Resources Incorporated (Utilities, Multi-Utilities)	5.25		145,000	3,350,950
Eagle Point Credit Company Incorporated (Financials, Capital Markets)	7.00		25,000	647,500
Eagle Point Credit Company Incorporated (Financials, Capital Markets)	7.75		5,000	127,250
Gastar Exploration Incorporated Series B (Energy, Oil, Gas & Consumable Fuels)	10.75		56,900	1,142,552
GreenHunter Resources Incorporated Series C (Energy, Energy Equipment & Services) †	10.00		61,786	1,854

2

Wells Fargo Global Dividend Opportunity Fund	Portfolio of investments — January 31, 2017 (unaudited)

Security name		Dividend yield		Shares	Value
United States (continued)
Landmark Infrastructure Partners LP (Real Estate, Real Estate Management & Development)		7.90%		10,000	$250,000
Landmark Infrastructure Partners LP (Real Estate, Real Estate Management & Development)		8.00		25,000	640,500
Medley LLC (Financials, Diversified Financial Services)		6.88		120,000	2,910,000
People’s United Financial Incorporated (Financials, Banks) ±		2.72		2,000	51,900
Public Storage (Real Estate, Equity REITs)		4.90		30,000	651,600
Qwest Corporation (Telecommunication Services, Diversified Telecommunication Services)		6.50		70,000	1,725,500
Qwest Corporation (Telecommunication Services, Diversified Telecommunication Services)		6.63		40,000	1,002,800
Saratoga Investment Corporation (Financials, Capital Markets)		6.75		200,000	5,194,000
United States Cellular Corporation (Telecommunication Services, Wireless Telecommunication Services)		7.25		95,000	2,517,500
					31,920,214

Total Preferred Stocks (Cost $61,980,188)					58,702,939

			Expiration date
Rights : 0.00%
United States : 0.00%
Safeway Casa Ley Contingent Value Rights (Consumer Staples, Food & Staples Retailing)†(a)(i)			1-30-2019	750,000	1
Safeway PDC LLC Contingent Value Rights (Consumer Staples, Food & Staples Retailing)†(a)(i)			1-30-2017	750,000	1
Total Rights (Cost $795,000)					2

Warrants : 0.00%
United States : 0.00%
GreenHunter Water LLC (Energy, Energy Equipment & Services)†(a)			12-31-2049	96,112	533

Total Warrants (Cost $0)					533

		Yield
Short-Term Investments : 12.72%
Investment Companies : 12.72%
Wells Fargo Government Money Market Fund Select Class (l)(u)##		0.46		36,361,846	36,361,846

Total Short-Term Investments (Cost $36,361,846)					36,361,846

Total investments in securities (Cost $292,768,325)*	103.78%				296,759,003
Other assets and liabilities, net	(3.78)				(10,809,590)

Total net assets	100.00%				$285,949,413

(i)	Illiquid security
(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is issued on a when-issued basis.
†	Non-income-earning security
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.

3

Portfolio of investments — January 31, 2017 (unaudited)	Wells Fargo Global Dividend Opportunity Fund

*	Cost for federal income tax purposes is $292,349,532 and unrealized gains (losses) consists of:

Gross unrealized gains	$27,785,907
Gross unrealized losses	(23,376,436)

Net unrealized gains	$4,409,471

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
LP	Limited partnership
plc	Public limited company
REIT	Real estate investment trust

4

Wells Fargo Global Dividend Opportunity Fund (the “Fund”)

Notes to Portfolio of investments – January 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2017, such fair value pricing was not used in pricing foreign securities.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The

Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level	1 – quoted prices in active markets for identical securities

Level	2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level	3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Common stocks
Canada	$1,303,746	$0	$0	$1,303,746
France	797,146	0	0	797,146
Germany	10,024,775	0	0	10,024,775
Italy	41,479,239	0	0	41,479,239
Spain	28,978,092	0	0	28,978,092
Taiwan	14,202,000	0	0	14,202,000
United Kingdom	15,343,817	0	0	15,343,817
United States	86,471,168	0	0	86,471,168
Convertible debentures	0	500	0	500
Corporate bonds and notes	0	3,093,200	0	3,093,200
Preferred stocks
Canada	4,375,000	0	0	4,375,000
Marshall Islands	21,781,475	0	0	21,781,475
Monaco	626,250	0	0	626,250
United States	26,977,139	4,943,075	0	31,920,214
Rights
United States	0	2	0	2
Warrants
United States	0	533	0	533
Short-term investments
Investment companies	36,361,846	0	0	36,361,846

Total assets	$288,721,693	$8,037,310	$0	$296,759,003

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2017, common stocks with a market value of $3,496,500 were transferred from Level 2 to Level 1 because of an increase in the market activity of these securities. The Fund did not have any transfers into/out of Level 3.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Global Dividend Opportunity Fund (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Fund’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Global Dividend Opportunity Fund

By:	/s/ Andrew Owen

Andrew Owen President

Date: March 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Global Dividend Opportunity Fund

By:	/s/ Andrew Owen

Andrew Owen President

Date: March 24, 2017

By:	/s/ Nancy Wiser

Nancy Wiser Treasurer

Date: March 24, 2017